Loans and Allowance for Credit Losses - Schedule of impaired loans, including the related allowances (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 2,166	$ 1,566
Financial assets impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	707	546
Financial assets impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,459	1,020
Financial assets impaired [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	0
Residential mortgages [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	397	356
Consumer installment and other personal [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	332	378
Business and government loans [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,437	832
Accumulated impairment [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	463	370
Accumulated impairment [member] | Related to specific allowances [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	207	189
Accumulated impairment [member] | Related to specific allowances [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	256	181
Accumulated impairment [member] | Related to specific allowances [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	0
Accumulated impairment [member] | Residential mortgages [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	17	19
Accumulated impairment [member] | Consumer installment and other personal [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	136	143
Accumulated impairment [member] | Business and government loans [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	310	208
Gross carrying amount [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,629	1,936
Gross carrying amount [member] | Financial assets impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	914	735
Gross carrying amount [member] | Financial assets impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,715	1,201
Gross carrying amount [member] | Residential mortgages [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	414	375
Gross carrying amount [member] | Consumer installment and other personal [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	468	521
Gross carrying amount [member] | Business and government loans [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 1,747	$ 1,040